Insurance Contracts - Summary of Changes in Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	₩ 46,402,697	₩ 42,428,227
Insurance revenue	(6,771,649)	(6,232,135)
Insurance claims and expenses	4,895,155	4,486,474
Amortization of insurance acquisition cash flows	294,733	206,367
Changes in fulfilment cash flows relating to incurred claims	(190,946)	(47,991)
Losses on onerous contracts and reversals	174,282	280,872
Other insurance service expenses	129	3,791
Insurance service result	(1,598,296)	(1,302,622)
Insurance finance income and expenses	6,167,040	4,992,957
Investment components	0	0
Premiums received	13,777,045	12,118,916
Insurance acquisition cash flows	(2,815,098)	(2,243,231)
Incurred claims and expenses	(7,017,862)	(6,796,305)
Other cashflow	(3,000,166)	(2,795,316)
Total cashflow	943,919	284,064
Other	134	71
Ending	51,915,494	46,402,697
Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	3,985,653	3,860,903
Insurance revenue	(4,245,506)	(4,090,221)
Insurance claims and expenses	3,403,228	3,601,572
Amortization of insurance acquisition cash flows	468,844	449,062
Changes in fulfilment cash flows relating to incurred claims	(168,211)	(265,342)
Losses on onerous contracts and reversals	3,673	807
Other insurance service expenses	3,281	4,956
Insurance service result	(534,691)	(299,166)
Insurance finance income and expenses	66,099	12,901
Investment components	0	0
Premiums received	4,255,795	4,176,452
Insurance acquisition cash flows	(478,578)	(455,528)
Incurred claims and expenses	(3,659,534)	(3,323,187)
Other cashflow	0	0
Total cashflow	117,683	397,737
Other	37,272	13,278
Ending	3,672,016	3,985,653
Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,953,780	1,941,475
Insurance revenue		0
Insurance claims and expenses		3,545,909
Amortization of insurance acquisition cash flows		0
Changes in fulfilment cash flows relating to incurred claims		(226,333)
Losses on onerous contracts and reversals		0
Other insurance service expenses		0
Insurance service result		3,319,576
Insurance finance income and expenses		13,943
Investment components		0
Premiums received		0
Insurance acquisition cash flows		0
Incurred claims and expenses		(3,323,187)
Other cashflow		0
Total cashflow		(3,323,187)
Other		1,973
Ending		1,953,780
Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	96,435	78,709
Insurance revenue		0
Insurance claims and expenses		55,663
Amortization of insurance acquisition cash flows		0
Changes in fulfilment cash flows relating to incurred claims		(39,009)
Losses on onerous contracts and reversals		0
Other insurance service expenses		0
Insurance service result		16,654
Insurance finance income and expenses		1,005
Investment components		0
Premiums received		0
Insurance acquisition cash flows		0
Incurred claims and expenses		0
Other cashflow		0
Total cashflow		0
Other		67
Ending		96,435
Other than Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	43,732,306	40,174,308
Insurance revenue	(6,771,649)	(6,232,135)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	294,733	206,367
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	129	3,791
Insurance service result	(6,476,787)	(6,021,977)
Insurance finance income and expenses	6,091,991	4,937,386
Investment components	(5,265,357)	(5,233,167)
Premiums received	13,777,045	12,118,916
Insurance acquisition cash flows	(2,815,098)	(2,243,231)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	10,961,947	9,875,685
Other	134	71
Ending	49,044,234	43,732,306
Other than Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,933,331	1,839,419
Insurance revenue	(4,245,506)	(4,090,221)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	468,844	449,062
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	3,281	4,956
Insurance service result	(3,773,381)	(3,636,203)
Insurance finance income and expenses	13,011	(2,047)
Investment components	(15,439)	0
Premiums received	4,255,795	4,176,452
Insurance acquisition cash flows	(478,578)	(455,528)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	3,777,217	3,720,924
Other	12,930	11,238
Ending	1,947,669	1,933,331
Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	540,113	272,629
Insurance claims and expenses	(44,783)	(18,663)
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	174,282	280,872
Other insurance service expenses	0	0
Insurance service result	129,499	262,209
Insurance finance income and expenses	20,987	5,275
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	690,599	540,113
Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	2,107	1,300
Insurance revenue	0	0
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	3,673	807
Other insurance service expenses	0	0
Insurance service result	3,673	807
Insurance finance income and expenses	0	0
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	5,780	2,107
Liability for Incurred Claims | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	2,130,278	1,981,290
Insurance claims and expenses	4,939,938	4,505,137
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(190,946)	(47,991)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	4,748,992	4,457,146
Insurance finance income and expenses	54,062	50,296
Investment components	5,265,357	5,233,167
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	(7,017,862)	(6,796,305)
Other cashflow	(3,000,166)	(2,795,316)
Total cashflow	(10,018,028)	(9,591,621)
Other	0	0
Ending	2,180,661	2,130,278
Liability for Incurred Claims | Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,953,780
Insurance revenue	0
Insurance claims and expenses	3,370,974
Amortization of insurance acquisition cash flows	0
Changes in fulfilment cash flows relating to incurred claims	(123,122)
Losses on onerous contracts and reversals	0
Other insurance service expenses	0
Insurance service result	3,247,852
Insurance finance income and expenses	48,140
Investment components	15,439
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	(3,659,534)
Other cashflow	0
Total cashflow	(3,659,534)
Other	22,579
Ending	1,628,256	1,953,780
Liability for Incurred Claims | Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	96,435
Insurance revenue	0
Insurance claims and expenses	32,254
Amortization of insurance acquisition cash flows	0
Changes in fulfilment cash flows relating to incurred claims	(45,089)
Losses on onerous contracts and reversals	0
Other insurance service expenses	0
Insurance service result	(12,835)
Insurance finance income and expenses	4,948
Investment components	0
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	0
Other cashflow	0
Total cashflow	0
Other	1,763
Ending	₩ 90,311	₩ 96,435